Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, beginning of period	$ 826,637	$ 792,747
Reduction in liability due to transfer of Cactus Mill property		(40,802)
Obligation incurred:
Kiewit properties	283,347
JJS property	31,016
Accretion expense	92,514	74,692
Asset retirement obligation, end of period	$ 1,233,514	$ 826,637